Debt - (Narrative - Senior Notes) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	May 08, 2024	Apr. 01, 2021
LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Coupon rate	5.50%
5.500% Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Basis spread on treasury rate		50.00%
5.500% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Coupon rate		5.50%
5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Coupon rate		5.50%		5.50%
Debt instrument redemption premium percentage, as a percentage of principal amount prepaid or redeemed		1.00%
Debt interest face value				$ 1,000.0
Senior Credit Facilities And Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Net Loss, Amount Free of Restrictions	$ (259.5)	$ 1,116.3
Accumulated Deficit, Amount Free of Restrictions	$ (3,422.7)	$ 3,576.7
Exchange Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Coupon rate	5.50%		5.50%
Debt interest face value			$ 389.9
Exchange Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member] | Maximum
Debt Instrument [Line Items]
Coupon rate			6.00%
Debt instrument, redemption period one | 5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage	102.75%	100.00%
Debt instrument, redemption price, percentage of principal amount that may be redeemed, certain equity offerings		40.00%
Debt instrument, redemption price, certain equity offerings, percentage		105.50%
Debt instrument, redemption period one | Exchange Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage	103.00%
Debt instrument, redemption, period two | 5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage	101.375%	102.75%
Debt instrument, redemption, period two | Exchange Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage	102.00%
Debt instrument, redemption, period three | 5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage	100.00%	101.375%
Debt instrument, redemption, period three | Exchange Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage	101.00%
Debt instrument, redemption, period four | 5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage		100.00%
Debt instrument, redemption, period four | Exchange Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage	100.00%
Change in Control | 5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage	101.00%	101.00%
Certain Asset Disposition | 5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage	100.00%	100.00%